ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Schedule of details of Parent Company's subsidiaries
Details of the Parent Company’s subsidiaries are as follows:

Name of Subsidiary	Principal Activity	Country of Incorporation and Residence	Proportion of Ownership Interest and Voting Power Held as of:
			December 31, 2020	December 31, 2019
Better Packages, Inc.	Manufacturing	United States	100%	100%
Capstone Polyweave Private Limited	Manufacturing	India	55%	55%
FIBOPE Portuguesa-Filmes Biorientados, S.A.	Manufacturing	Portugal	100%	100%
GPCP, Inc.	Manufacturing	United States	50.1%	50.1%
Intertape Polymer Corp.	Manufacturing	United States	100%	100%
Intertape Polymer Europe GmbH	Distribution	Germany	100%	100%
Intertape Polymer Inc.	Manufacturing	Canada	100%	100%
Intertape Polymer Japan GK	Distribution	Japan	100%	100%
Intertape Polymer Woven USA Inc.	Manufacturing	United States	100%	100%
Intertape Woven Products Services, S.A. de C.V.	Non-operating	Mexico	100%	100%
Intertape Woven Products, S.A. de C.V.	Non-operating	Mexico	100%	100%
IPG (US) Holdings Inc.	Holding	United States	100%	100%
IPG (US) Inc.	Holding	United States	100%	100%
IPG Mauritius Holding Company Ltd	Holding	Mauritius	100%	100%
IPG Mauritius II Ltd	Holding	Mauritius	100%	100%
IPG Mauritius Ltd	Holding	Mauritius	100%	100%
Polyair Canada Limited	Manufacturing	Canada	100%	100%
Polyair Corporation	Manufacturing	United States	100%	100%
Powerband Industries Private Limited	Manufacturing	India	100%	100%
Spuntech Fabrics Inc.	Holding	Canada	100%	100%

Schedule of estimated useful lives of property, plant and equipment
Depreciation is recognized using the straight-line method over the estimated useful lives of like assets as outlined below or, if lower, over the terms of the related leases:

Years
Land	Indefinite
Buildings and related major components	3 to 60
Manufacturing equipment and related major components	4 to 30
Computer equipment and software	3 to 15
Furniture, office equipment and other	3 to 10
Assets related to restoration provisions	Expected remaining term of the lease

Schedule of estimated useful lives of intangible assets
Amortization is recognized using the straight-line method over their estimated useful lives as follows:

Years
Distribution rights and customer contracts	6 to 15
Customer lists, license agreements and software	1 to 20
Patents and trademarks being amortized	2 to 13
Non-compete agreements	3 to 10